Allianz RCM Short Duration High Income Fund (Prospectus Summary): | Allianz RCM Short Duration High Income Fund
Allianz RCM Short Duration High Income Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated September 12, 2012 to the

Statutory Prospectus for Class A and C Shares of Allianz Funds Multi-Strategy Trust,

dated April 2, 2012 (as revised June 1, 2012) (as supplemented thereafter)

Disclosure Relating to the Allianz RCM Short Duration High Income Fund

The table labeled “Annual Fund Operating Expenses” and the footnotes thereto are hereby restated as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Short Duration High Income Fund	Management Fees		Distribution and/or Service (12b-1) Fees	Estimated Other Expenses		Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Reductions
Class A	0.48%	[1]	0.25%	0.44%	[1]	1.17%	(0.32%)	[2]	0.85%	[2]
Class C	0.48%	[1]	0.50%	0.44%	[1]	1.42%	(0.32%)	[2]	1.10%	[2]
[1]	Other Expenses are based upon estimated amounts for the Fund’s current fiscal year.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund through December 31, 2013 to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.85% for Class A shares and 1.10% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz RCM Short Duration High Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A	310	557
Class C	212	418

Expense Example, No Redemption Allianz RCM Short Duration High Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A	310	557
Class C	112	418

Please retain this Supplement for future reference.